Equity - Balance and Changes in Cumulative Translation Adjustments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [abstract]
Beginning balance	R$ 304,645	R$ 231,596	R$ 102,427
Currency translation adjustment of foreign subsidiaries	(269,482)	97,113	202,277
Effect of foreign currency exchange rate variation on notes in the foreign market	80,057	(36,461)	(110,770)
IRPJ and CSLL on foreign currency exchange rate variation on notes in the foreign market	(27,219)	12,397	37,662
Reclassification to income due to sale of investment	(88,001)	0
Ending Balance	R$ 0	R$ 304,645	R$ 231,596